OPERATIONS AND CORPORATE REORGANIZATION	12 Months Ended
Dec. 31, 2024
OPERATIONS AND CORPORATE REORGANIZATION
OPERATIONS AND CORPORATE REORGANIZATION
1. OPERATIONS AND CORPORATE REORGANIZATION

Cosan S.A. (“Cosan” or “the Company”) is a publicly traded company at B3 S.A. - Brasil, Bolsa, Balcão (“B3”) in the special New Market (Novo Mercado) segment under the ticker “CSAN3”. The Company's American Depositary Shares (“ADSs”) are listed on the New York Stock Exchange, or “NYSE”, and are traded under the ticker “CSAN”. Cosan is a corporation (sociedade anônima) of indefinite term incorporated under the laws of Brazil, with its registered office in the city of São Paulo, state of São Paulo. Mr. Rubens Ometto Silveira Mello is the ultimate controlling shareholder of Cosan.

As at December 31, 2024, Corporate Cosan (Corporate segment) is formed by the following entities:

(i)	Parent company with direct or indirect equity interest in subsidiaries and joint ventures. The main effects on its profit or loss are general and administrative expenses, contingencies, equity income and financial results attributed to loans.
(ii)	Bradesco BBI S.A. (“Bradesco”) holds preferred shares corresponding to a 23.20% stake in Cosan Dez, which has a direct 88% stake in Compass.
(iii)	Itaú Unibanco S.A. (“Itaú”) holds preferred shares corresponding to a 25.86% stake in Cosan Nove Participações S.A. (“Cosan Nove”), which has a direct 39.09% stake in Raízen S.A. (“Raízen”).
(iv)	Cosan Oito S.A. (“Cosan Oito”), a subsidiary of Cosan S.A. that held a stake with significant influence in Vale S.A. (“Vale”), was merged into Cosan S.A. on January 8, 2025, as detailed in Note 25.